Cover	Dec. 15, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2025
Entity File Number	001-43004
Entity Registrant Name	CARDINAL INFRASTRUCTURE GROUP INC.
Entity Central Index Key	0002079999
Entity Tax Identification Number	39-3180206
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 E. Six Forks Road
Entity Address, Address Line Two	#300
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27609
City Area Code	919
Local Phone Number	324-1964
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 Par Value
Trading Symbol	CDNL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false